Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies.
Schedule of future minimum lease payments under non-cancellable operating leases

	RMB	US$
2019	100,708	14,647
2020	82,306	11,971
2021	74,687	10,863
2022	53,053	7,716
2023 and thereafter	4,664	678
Total	315,418	45,875